DISCONTINUED OPERATIONS AND DECONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations And Deconsolidation [Abstract]
Disclosure of consolidated statement of financial position of discontinued operations [Table Text Block]
November 6, 2022
ASSETS

CURRENT ASSETS:
Cash	$406
Trade receivables	1,047
Other current assets	2,194
Loans receivable	1,010
Biological assets	444
Inventories	6,784

11,885
NON-CURRENT ASSETS:
Property, plant and equipment, net	14,645
Right of use assets, net	10,999
Intangible assets, net	17,157

42,801

Total assets	$54,686

LIABILITIES

CURRENT LIABILITIES:
Trade payables	$7,266
Bank loans and credit facilities	3,774
Other current liabilities	25,217
Current maturities of operating lease liabilities	869

37,126
NON-CURRENT LIABILITIES:
Operating lease liabilities	13,517
Deferred tax liability, net	2,872

16,389

Total liabilities	$53,515

Disclosure of analysis of single amount of discontinued operations [Table Text Block]
Period ended November 6, 2022

Revenue	$28,171
Cost of revenue	24,227

Gross profit before fair value adjustments	3,944

Fair value adjustments:
Unrealized change in fair value of biological assets	399
Realized fair value adjustments on inventory sold	(2,528)

Total fair value adjustments	(2,129)

Gross profit	1,815

General and administrative expenses	38,464
Impairment of goodwill, intangible assets, right-of-use assets and fixed assets	115,112
Selling and marketing expenses	4,912
Restructuring expenses	4,506
Share-based compensation	1,130

Total operating expenses	164,124

Operating loss	(162,309)

Finance expenses, net	(5,264)

Loss before taxes on income	(167,573)
Taxes on income	(1,194)

Net loss from discontinued operations, net of tax	$(166,379)

Disclosure of net cash flows provided by (used in) the discontinued operations [Table Text Block]
Period ended November 6, 2022

Operating activities	$(300)

Investing activities	$(615)

Financing activities	$(1,850)